Commitments and Contingencies (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies [Abstract]
Future Minimum Rental Payments Required under Operating Leases
The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of September 30, 2018:

Year ended December 31,
2018 (remaining)	$151,572
2019	604,541
2020	603,371
2021	530,385
2022 and after	–
Total minimum payments required	$1,889,869

The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2017:

Year Ended December 31,
2018	$602,461
2019	604,541
2020	603,371
2021	530,385
2022 and after	-
Total minimum payments required	$2,340,758